Amounts of Revenue and Earnings of Acquired Businesses in Consolidated Statements of Income and Comprehensive Income (Detail) (Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited, USD $)
In Thousands, unless otherwise specified
3 Months Ended
Dec. 31, 2010
Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited
Business Acquisition [Line Items]
Net revenues	$ 15,340
Net income	$ 660